CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	January 2026 Private Placement [Member]	GroupBy [Member]	Bluedot Innovation Pty. Ltd [Member]	Mpower Plus B.V. [Member]	Common Stock [Member] Ordinary shares [Member]	Common Stock [Member] Ordinary shares [Member] January 2026 Private Placement [Member]	Common Stock [Member] Ordinary shares [Member] GroupBy [Member]	Common Stock [Member] Ordinary shares [Member] Bluedot Innovation Pty. Ltd [Member]	Common Stock [Member] Ordinary shares [Member] Mpower Plus B.V. [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] January 2026 Private Placement [Member]	Additional paid-in capital [Member] GroupBy [Member]	Additional paid-in capital [Member] Bluedot Innovation Pty. Ltd [Member]	Additional paid-in capital [Member] Mpower Plus B.V. [Member]	Accumulated deficit [Member]	Share subscription receivable [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Dec. 31, 2024	$ (41,270)					$ 27					$ 216,879					$ (258,210)		$ 34
Beginning balance, shares at Dec. 31, 2024						209,080,491
Employee share-based compensation	2,341										2,341
Shares issued to advisors, value	2,894										2,894
Shares issued to advisors, shares						1,169,846
Issuance of ordinary shares upon conversion of advance subscription, value	118										118
Issuance of ordinary shares upon conversion of advance subscription, shares						171,429
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, value	1,613										1,613
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, shares						500,000
Issuance of ordinary shares upon conversion of Yorkville Note, value	3,747										3,747
Issuance of ordinary shares upon conversion of Yorkville Note, shares						1,413,946
Ordinary shares issued upon exercise of share options by consultants, shares						223,622
Ordinary shares issued upon exercise of share options under LTIP by employees, shares						748,866
Ordinary shares issued upon exercise of share options under LTIP by related parties, value						$ 2											$ (2)
Ordinary shares issued upon exercise of share options under LTIP by related parties, shares						11,864,174
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, value	876										876
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, shares						300,000
Ordinary shares issued upon conversion of convertible notes, value	1,139										1,139
Ordinary shares issued upon conversion of convertible notes, shares						471,337
Ordinary shares issued in upon conversion of promissory notes, value	4,116										4,116
Ordinary shares issued in upon conversion of promissory notes, shares						1,257,632
Ordinary shares issued in lieu of cash payment for services	222										222
Ordinary shares issued in lieu of cash payment for services, shares						110,000
Ordinary share-based compensation issued to related parties, shares						2,500,000
Share-based compensation related parties, value	6,044										6,044
Shares issued under the rights issue	1,089					$ 1					1,088
Shares issued under the rights issue, shares						4,150,000
Ordinary shares issued on conversion of senior secured convertible notes	30,766					$ 1					30,765
Ordinary shares issued on conversion of senior secured convertible notes, shares						10,840,973
Issuance of ordinary shares upon acquisition, shares								3,999,902	1,941,111	804,833
Issuance of ordinary shares upon acquisition			$ 5,760	$ 3,397	$ 1,529			$ 1					$ 5,759	$ 3,397	$ 1,529
Ordinary shares issued to DBLP upon settlement of related party payable, value	823										823
Ordinary shares issued to DBLP upon settlement of related party payable, shares						800,000
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, value	16,693					$ 1					16,692
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, shares						5,857,143
Ordinary shares issued on conversion of advisors loans, shares						861,333
Ordinary shares issued on conversion of advisors loans	2,081										2,081
Net Income (Loss)	(57,852)															(57,852)
Foreign currency translation loss	(416)																	(416)
Ending balance, value at Jun. 30, 2025	(14,290)					$ 33					302,123					(316,062)	(2)	(382)
Ending balance, shares at Jun. 30, 2025						259,066,638
Beginning balance, value at Dec. 31, 2025	246,816					$ 44					605,584					(359,620)	(1)	809
Beginning balance, shares at Dec. 31, 2025						336,327,587
Employee share-based compensation	9,738										9,738
Ordinary shares issued upon exercise of share options under LTIP by employees, shares						2,273,520
Ordinary shares issued upon exercise of share options under LTIP by related parties, value	(1)					$ 1											(2)
Ordinary shares issued upon exercise of share options under LTIP by related parties, shares						10,340,733
Share-based compensation related parties, value	31,764										31,764
Issuance of ordinary shares upon acquisition, shares						5,427,054
Issuance of ordinary shares upon acquisition	13,344					$ 1					13,343
Ordinary shares issued, shares							62,500,000
Ordinary shares issued, value		$ 250,000					$ 9					$ 249,991
Issuance costs for ordinary shares issued in private placements offerings		$ (12,630)										$ (12,630)
Contingent consideration issued upon acquisition of a business	2,165										2,165
Warrants issued upon acquisition of a business	5,922										5,922
Net Income (Loss)	(139,478)															(139,478)
Foreign currency translation loss	(5,419)																	(5,419)
Ending balance, value at Jun. 30, 2026	$ 402,221					$ 55					$ 905,877					$ (499,098)	$ (3)	$ (4,610)
Ending balance, shares at Jun. 30, 2026						416,868,894